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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2004 through November 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    EMERGING
                                     MARKETS
                                      FUND

                                     Annual
                                     Report

                                    11/30/05

                                     [LOGO]
                                     PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 9
Portfolio Management Discussion                                11
Schedule of Investments                                        15
Financial Statements                                           26
Notes to Financial Statements                                  35
Report of Independent Registered Public Accounting Firm        45
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        46
Trustees, Officers and Service Providers                       51
The Pioneer Family of Mutual Funds                             60

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The global economy through the third quarter was robust. International equity markets posted substantial gains, with the MSCI All Country ex-U.S. index rising 11.8%. By comparison, the Standard & Poor's 500 Index managed only a
3.6% gain.

If the world economies continue their strong performance into the fourth quarter, 2005 should mark the third consecutive year of positive equity market returns. Generally speaking investor sentiment in international equity markets has been boosted by solid economic data. The third quarter was also characterised by a modest return environment for international fixed income in general.

The strong performance of the European equity market was supported by strong corporate profits, high dividend yields and attractive valuations. The improving economic climate in Europe has been spurred by positive signs from a majority of recent monthly indicators. The Japanese economy has started to show evidence of a recovery in the corporate sector as the economy as a whole continues to strengthen. The emerging equity markets have also enjoyed strong returns through the third quarter of 2005, supported by solid global economic growth, on-going strength in commodity prices and falling levels of domestic risk of many countries.

Overall, it appears that 2005 may close with strong equity market returns and a volatile period for government bonds. If it finishes as expected, interest rates, the price of oil, robust corporate earnings and the on-going positive global economic backdrop can be pointed to as key areas of investor focus during the year.

Going forward, we believe the prospects for global economic growth remain solid. But for some potential moderation in the pace of expansion in key economies, such as the U.S., it seems the positive economic cycle will continue through the fourth quarter.

Investing for income with Pioneer

Pioneer offers a diverse range of products with different risk/reward profiles designed to help investors pursue a variety of goals. If income is important to you, Pioneer's broad selection of bond funds and equity products that have a meaningful income component and may improve your overall allocation. Our variety of income funds are actively managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.


Respectfully,
/s/ Osbert M. Hood


Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/05
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                   21.7%
Energy                       15.0%
Industrials                  15.0%
Materials                    13.2%
Consumer Discretionary       10.4%
Consumer Staples              7.5%
Information Technology        7.3%
Telecommunication Services    7.0%
Utilities                     2.1%
Health Care                   0.8%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

South Korea                         21.3%
Brazil                              17.5%
South Africa                        10.0%
Taiwan                               9.4%
Russia                               6.3%
India                                5.2%
People's Republic of China           4.8%
Turkey                               4.7%
Thailand                             3.6%
Isreal                               3.2%
Mexico                               2.9%
Indonesia                            1.9%
Malaysia                             1.3%
Philippines                          1.2%
Poland                               1.2%
Peru                                 1.0%
Other (Individually less than 1%)    4.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Petrobras Brasileiro (A.D.R.)          4.07%
    2.    Hyundai Motor Co., Ltd.                1.98
    3.    Samsung Electronics                    1.96
    4.    Gazprom (A.D.R.)                       1.88
    5.    Companhia Vale do Rio Doce (A.D.R.)    1.87
    6.    Anglo American Platinum Corp., Ltd.    1.83
    7.    Fomento Economico Mexicano SA de CV    1.57
    8.    AngloGold Ashanti, Ltd. (A.D.R.)       1.57
    9.    Banco Bradesco SA                      1.47
   10.    Surgutneftegaz (A.D.R.)                1.47

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------

 Class   11/30/05   11/30/04
----------------------------
A     $23.64     $17.88
B     $21.62     $16.52
C     $21.58     $16.47
R     $23.37     $17.72
Y     $25.04     $18.78

Distributions Per Share
-----------------------------------------------------------------------------

                      12/1/04 - 11/30/05
                    ---------------------
              Net
          Investment      Short-Term       Long-Term
 Class      Income      Capital Gains    Capital Gains
-----------------------------------------------------------------------------
    A         $ -             $ -       $0.6455
    B         $ -             $ -       $0.6455
    C         $ -             $ -       $0.6455
    R         $ -             $ -       $0.6455
    Y         $ -             $ -       $0.6455

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                    CLASS A SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

              Average Annual Total Returns
               (As of November 30, 2005)

                              Net Asset       Public
                                Value     Offering Price
Period                          (NAV)         (POP)
 10 Years                        9.60%         8.96%
 5 Years                        17.61         16.22
 1 Year                         35.82         28.02

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Emerging       MSCI Emerging
                 Markets Fund           Markets Index
Nov-95            9,425                 10,000
                 11,380                 11,025
Nov-97           12,560                  9,560
                  8,516                  7,418
Nov-99           13,370                 10,794
                 10,483                  8,245
Nov-01            9,601                  7,637
                  9,795                  8,015
Nov-03           14,019                 11,291
                 17,363                 14,550
Nov-05           23,584                 19,366

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 5.75% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                    CLASS B SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

          Average Annual Total Returns
            (As of November 30, 2005)

                               If         If
Period                        Held     Redeemed
 10 Years                     8.75%      8.75%
 5 Years                     16.72      16.72
 1 Year                      34.78      30.78

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Emerging       MSCI Emerging
                 Markets Fund           Markets Index
Nov-95           10,000                 10,000
                 11,981                 11,025
Nov-97           13,132                  9,560
                  8,826                  7,418
Nov-99           13,754                 10,794
                 10,687                  8,245
Nov-01            9,710                  7,637
                  9,845                  8,015
Nov-03           13,993                 11,291
                 17,174                 14,550
Nov-05           23,147                 19,366

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                    CLASS C SHARES

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

          Average Annual Total Returns
            (As of November 30, 2005)

                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (1/31/1996)                  7.32%      7.32%
 5 Years                     16.79      16.79
 1 Year                      34.94      34.94

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Emerging       MSCI Emerging
                 Markets Fund           Markets Index
Nov-95           10,000                 10,000
                 10,386                  9,855
Nov-97           11,384                  8,546
                  7,633                  6,631
Nov-99           11,824                  9,649
                  9,219                  7,370
Nov-01            8,372                  6,827
                  8,489                  7,165
Nov-03           12,067                 10,093
                 14,843                 13,006
Nov-05           20,030                 19,366

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                             CLASS R SHARES

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

          Average Annual Total Returns
            (As of November 30, 2005)

                               If         If
Period                        Held     Redeemed
 10 Years                     9.17%      9.17%
 5 Years                     17.26      17.26
 1 Year                      35.53      35.53

[THE FOLLOWING DATA WAS REPRESENTED AS MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Emerging       MSCI Emerging
                 Markets Fund           Markets Index
Nov-95           10,000                 10,000
                 12,000                 11,025
Nov-97           13,188                  9,560
                  8,891                  7,418
Nov-99           13,891                 10,794
                 10,842                  8,245
Nov-01            9,881                  7,637
                 10,030                  8,015
Nov-03           14,378                 11,291
                 17,735                 14,550
Nov-05           24,036                 19,366

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                    CLASS Y SHARES

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

           Average Annual Total Returns
            (As of November 30, 2005)

                                   If            If
Period                            Held        Redeemed
 10 Years                        10.31%         10.31%
 5 Years                         18.67          18.67
 1 Year                          36.77          36.77

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Emerging       MSCI Emerging
                 Markets Fund           Markets Index
Nov-95           10,000                 10,000
                 12,069                 11,025
Nov-97           13,321                  9,560
                  9,094                  7,418
Nov-99           14,375                 10,794
                 11,334                  8,245
Nov-01           10,481                  7,637
                 10,799                  8,015
Nov-03           15,619                 11,291
                 19,501                 14,550
Nov-05           26,672                 19,366

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 6/23/94 to 4/9/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
-----------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from June 1, 2005 through November 30, 2005.

Share Class                        A              B              C              R              Y
--------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 6/1/05
 Ending Account Value        $1,270.77      $1,265.06      $1,267.04      $1,269.96      $1,275.36
 (after expenses)
 On 11/30/05
 Expenses Paid               $   12.24      $   16.69      $   15.91      $   13.49      $    7.99
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 2.15%, 2.94%, 2.80%, 2.37%, and 1.40% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2005 through November 30, 2005.

Share Class                      A            B            C            R            Y
-----------------------------------------------------------------------------------------
 Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 6/1/05
 Ending Account Value       $1,014.29    $1,010.33    $1,011.03    $1,013.19    $1,018.05
 (after expenses)
 On 11/30/05
 Expenses Paid              $   10.86    $   14.82    $   14.12    $   11.96    $    7.08
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 2.15%, 2.94%, 2.80%, 2.37%, and 1.40% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05
--------------------------------------------------------------------------------

The rally in emerging markets stocks during the past twelve months follows four years of out-performance relative to the developed markets. In the following interview, Christopher Smart, Pioneer Emerging Market Fund's Portfolio Manager, discusses the factors that influenced performance during the twelve months ended November 30, 2005.

Q: Emerging markets equities performed very well during the reporting period. What factors underpinned this powerful upward move?

A: In our view, there are three key contributors to this outcome. First, economic growth in emerging markets has been much stronger than that of the developed markets, with countries such as India, China, Russia and Turkey expanding between 5% and 10% per year. This has been the result not just of the rising value of commodities exports, but also of the increasing domestic consumption by the emerging middle classes around the world. Second, valuations have been much lower than those of the developed market stocks, and they remain so even after several years of outperformance. At the close of the period, the price-to-earnings ratio of the MSCI Emerging Markets Index stood at 14.2%, compared with 16.4% for the MSCI EAFE Index (which measures the performance of the developed overseas markets). Third, the risk of investing in the emerging markets is much lower than it was even as recently as the late 1990s. Both corporations and countries have paid down their debts and rebuilt their balance sheets, putting the asset class on a much healthier footing to withstand external shocks. Taken together, these factors have led to significant outperformance for emerging markets stocks: for the five-year period ended November 30, the average annual return of the MSCI Emerging Markets Index was 18.63%, well ahead of the 4.33% annual return of the MSCI EAFE Index during the same period, although past performance is no guarantee of future results.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

    The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging).

    All results are historical and assume the reinvestment of dividends and capital gains.

Q: How did the fund perform during the twelve-month period ended November 30, 2005?

A: The Fund outperformed both its benchmark and its peer group for the period. The Class A shares of the Fund produced a total return of 35.82% at net asset value (NAV) which does not reflect deduction of 5.75% sales charge for the twelve-month period ended November 30, 2005. The Fund's return outpaced the 33.13% return of the MSCI Emerging Markets Index. Class B, C and R shares returned 34.78%, 34.94% and 35.53%, respectively, at net asset value over the same period. The return of the Fund's Class A shares outperformed the 31.21% average return of the 183 funds in their Lipper peer group, Emerging Markets Funds.

Q:  What factors contributed to the Fund's outperformance?

A: The most significant contributions came from the Fund's positions in South Korea, Brazil and South Africa. In Korea, our stocks produced an aggregate return well ahead of the benchmark. Our positions in shipbuilders delivered particularly strong returns, as the rising demand for new ships led to improved pricing power and a three-year backlog of orders for companies in the sector. Samsung Heavy Industries and Hyundai Heavy Industries, among the largest shipbuilders in the world, both provided outstanding returns for the Fund. Korean stocks positioned to benefit from the recovery in the domestic economy also did well. In recent years, high levels of consumer debt contributed to slower growth and reduced earnings for companies in the financial and retail sectors. With this problem now largely resolved, bank stocks - such as Kookmin Bank, a Fund holding - have responded very favorably. Hyundai Motor, the automaker, also was a beneficiary of stronger consumer spending in Korea as well as the increased popularity of its cars abroad.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Like Korea, Brazil has also benefited from the release of pent-up consumer demand. With inflation low and interest rates beginning to decline, the demand for credit has expanded. The result has been improving bottom lines for the nation's banks, including the Fund's holding in Banco Itau. Another strong performer was our position in Net Servicoes, a cable television provider that is expanding into high-speed internet and telephone services in Brazil's major cities.

    The South African economy also has been improving. Not only has the emerging black middle class begun to exercise growing spending power, but also the government has made substantial outlays for infrastructure projects such as roads and ports. A key beneficiary of the latter trend was Aveng, a construction company that also has holdings in steel and cement. Rising commodity prices have given South Africa a further boost, since the country's stock market includes many mining companies. One of our top contributors in this area was Anglo Platinum, which benefited as the price of platinum surged to near US $1000 per ounce.

Q:  What were some elements of your positioning that detracted from performance?

A: There were very few significant detractors during the past year. The Fund's positioning in Russia was a slight negative for relative performance, but it should be noted that our holdings nonetheless performed well on an absolute basis with a return of about 53%. The source of underperformance here was our underweight (a weighting lower than that of the benchmark) in the country's largest oil stocks. Our belief was that Russian energy companies would earn less money than their global peers due to the government's taxation policies, but investors largely ignored this issue. An underweight in Mexico also had a small negative impact on relative performance. We felt that Mexico's growth would slow and that the government's efforts at restructuring the economy would serve as a short-term headwind. The market seemed to ignore that problem as well, and Mexican stocks delivered a solid gain.

Q:  What is your broad view regarding emerging markets equities?

A: Nearly five years of outperformance by the emerging markets obviously gives us some pause as we assess the outlook for the asset class. Still, we believe that the three elements underpinning the recent performance remain in place: economic growth trends

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

    remain strong, valuations look attractive and lower debt levels make the markets more resilient to outside shocks. As a higher-risk asset class, emerging markets naturally will be more vulnerable in the event of rapidly rising global interest rates or heightened risk aversion among investors. However, we believe the combination of stronger balance sheets and better economic management will help guard against the dangers of a global economic turbulence. We continue to see opportunities in Brazil, where falling interest rates should help boost economic growth. We also favor Korea, where we believe valuations remain attractive despite the market's impressive gain over the past year; and Turkey, which we think will be helped by the country's continued efforts to meet the requirements necessary to join the European Union.

    Looking ahead, we believe our approach - which combines top-down country analysis with bottom-up individual company research - will enable us to find what we believe are the most compelling investment opportunities in the asset class.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of the Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Fee waivers may be imposed at any time to enhance a Fund's yield during periods when the Fund's operating expenses have a significant impact on the Fund's yield due to lower interest rates.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05
--------------------------------------------------------------------------------

 Shares                                                       Value
               PREFERRED STOCKS - 3.7%
               Materials - 0.7%
               Steel - 0.7%
1,171,300      Caemi Mineracao E Metalurgia SA*            $  1,820,728
                                                           ------------
               Total Materials                             $  1,820,728
                                                           ------------
               Capital Goods - 0.2%
               Industrial Conglomerates - 0.2%
   28,470      LG Corp.                                    $    531,809
                                                           ------------
               Total Capital Goods                         $    531,809
                                                           ------------
               Media - 0.8%
               Broadcasting & Cable Television - 0.8%
4,971,400      Net Servicos de Comunicacao SA*             $  2,201,524
                                                           ------------
               Total Media                                 $  2,201,524
                                                           ------------
               Banks - 1.2%
               Diversified Banks - 1.2%
  125,730      Banco Itau Holding Financeira               $  3,181,600
                                                           ------------
               Total Banks                                 $  3,181,600
                                                           ------------
               Telecommunication Services - 0.8%
               Integrated Telecommunication Services - 0.8%
  111,994      Tele Norte Leste Participacoes (A.D.R.)     $  2,083,088
                                                           ------------
               Total Telecommunication Services            $  2,083,088
                                                           ------------
               TOTAL PREFERRED STOCKS
               (Cost $5,936,400)                           $  9,818,749
                                                           ------------
               COMMON STOCKS - 95.5%
               Energy - 14.9%
               Coal & Consumable Fuels - 0.3%
1,412,000      Yanzhou Coal Mining (Class H)               $    892,133
                                                           ------------
               Integrated Oil & Gas - 10.9%
2,684,500      China Pertroleum & Chemical                 $  1,206,894
   71,210      Gazprom (A.D.R.) (144A)                        4,944,110
   32,200      Lukoil Holding (A.D.R.)                        1,836,366
   16,500      Mol Magyar Olaj                                1,572,611
  173,800      Petrobras Brasileiro (A.D.R.) (c)             10,706,080
2,774,500      PetroChina Co., Ltd.                           2,177,598

The accompanying notes are an integral part of these financial statements.   15

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
              Integrated Oil & Gas - continued
  232,200     PTT Public Co., Ltd.                               $  1,216,473
   47,200     Repsol SA (A.D.R.)                                    1,393,344
   75,000     Surgutneftegaz (A.D.R.)*(c)                           3,862,500
                                                                 ------------
                                                                 $ 28,915,976
                                                                 ------------
              Oil & Gas Equipment & Services - 0.7%
   17,700     Telecom Asia Corp., Public Co., Ltd.*              $  1,978,860
                                                                 ------------
              Oil & Gas Exploration & Production - 0.8%
2,977,000     CNOOC, Ltd.                                        $  1,982,416
                                                                 ------------
              Oil & Gas Refining & Marketing - 1.7%
   98,800     Polski Koncern Naftowy Orlen SA*                   $  1,782,254
   73,800     Reliance Industries, Ltd. (144A)                      2,661,966
                                                                 ------------
                                                                 $  4,444,220
                                                                 ------------
              Oil & Gas Storage & Transportation - 0.5%
   86,048     Ultrapar Participacoes SA                          $  1,380,345
                                                                 ------------
              Total Energy                                       $ 39,593,950
                                                                 ------------
              Materials - 12.4%
              Construction Materials - 2.7%
   38,930     Asia Cement Co., Ltd.                              $  1,554,267
   20,130     Hanil Cement Co., Ltd.                                1,284,903
4,461,400     Lafarge Malayan Cement Bhd.                             691,107
5,353,500     PT Indocement Tunggal Prakarsa Tbk*                   1,719,978
  334,800     Siam Cement Co., Ltd.*                                2,013,784
                                                                 ------------
                                                                 $  7,264,039
                                                                 ------------
              Diversified Metals & Mining - 1.9%
   30,400     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  1,584,144
   24,100     MMC Norilsk Nickel*                                   2,025,565
4,676,200     PT Aneka Tambang Tbk                                  1,328,710
                                                                 ------------
                                                                 $  4,938,419
                                                                 ------------
              Fertilizers & Agricultural Chemicals - 0.5%
  233,860     Makhteshim-Agan Industries, Ltd.                   $  1,278,360
                                                                 ------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value
               Gold - 2.8%
   98,200      Anglogold Ashanti, Ltd. (A.D.R.) (c)             $  4,135,202
  176,800      IAMGOLD Corp.                                       1,320,696
5,792,000      Zijin Mining Group Co., Ltd.                        1,981,009
                                                                ------------
                                                                $  7,436,907
                                                                ------------
               Precious Metals & Minerals - 2.6%
   73,000      Anglo American Platinum Corp., Ltd.              $  4,827,739
   79,100      Compania de Minas Buenaventura SA                   2,216,382
                                                                ------------
                                                                $  7,044,121
                                                                ------------
               Steel - 1.9%
  129,800      Companhia Vale do Rio Doce (A.D.R.)*(c)          $  4,911,632
                                                                ------------
               Total Materials                                  $ 32,873,478
                                                                ------------
               Capital Goods - 12.8%
               Aerospace & Defense - 0.5%
   51,800      Elbit Systems, Ltd.                              $  1,178,361
                                                                ------------
               Building Products - 0.5%
  353,700      Trakya Cam Sanayii AS                            $  1,342,531
                                                                ------------
               Construction & Engineering - 5.7%
  692,400      Aveng, Ltd.*                                     $  1,977,812
4,990,950      Continental Engineering Corp.                       1,827,645
2,404,433      CTCI Corp.                                          1,003,411
   23,289      Daelim Industrial Co.                               1,519,487
3,310,700      Empressa ICA Sociedad Controladora SA de CV*        1,379,524
   58,800      GS Engineering & Construction Corp.                 2,829,588
   75,000      Kyeryong Construction Industrial Co., Ltd.          2,202,928
   66,900      Larsen & Toubro, Ltd.                               2,466,893
                                                                ------------
                                                                $ 15,207,288
                                                                ------------
               Construction & Farm Machinery & Heavy Trucks - 3.0%
  105,200      Daewoo Heavy Industries & Machinery, Ltd.        $  2,431,892
   39,270      Hyundai Heavy Industries                            2,757,468
  188,100      Samsung Heavy Industries Co., Ltd.                  2,734,577
                                                                ------------
                                                                $  7,923,937
                                                                ------------
               Heavy Electrical Equipment - 1.0%
   88,300      Bharat Heavy Electricals (Demat Shares)*         $  2,744,245
                                                                ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
              Industrial Conglomerates - 0.9%
  268,522     KOC Holding AS                                 $  1,311,116
   38,900     LG Corp.                                          1,051,596
                                                             ------------
                                                             $  2,362,712
                                                             ------------
              Industrial Machinery - 1.2%
  140,700     Doosan Heavy Industries & Construction Co.     $  2,032,478
2,042,000     Yungtay Engineering Co., Ltd.                     1,282,055
                                                             ------------
                                                             $  3,314,533
                                                             ------------
              Total Capital Goods                            $ 34,073,607
                                                             ------------
              Transportation - 1.8%
              Airlines - 0.7%
   77,000     Gol-Linhas Aereas Inteligentes SA*             $  1,770,687
                                                             ------------
              Marine - 1.1%
2,406,600     China Shipping Development Co., Ltd.*          $  1,684,812
  556,000     Malaysia International Shipping Bhd.              1,384,968
                                                             ------------
                                                             $  3,069,780
                                                             ------------
              Total Transportation                           $  4,840,467
                                                             ------------
              Automobiles & Components - 2.8%
              Automobile Manufacturers - 2.8%
   63,500     Hyundai Motor Co., Ltd.                        $  5,211,338
  243,600     Ssangyong Motor Co.*                              2,201,686
                                                             ------------
                                                             $  7,413,024
                                                             ------------
              Total Automobiles & Components                 $  7,413,024
                                                             ------------
              Consumer Durables & Apparel - 0.6%
              Household Appliances - 0.6%
  261,520     Arcelik AS                                     $  1,676,195
                                                             ------------
              Total Consumer Durables & Apparel              $  1,676,195
                                                             ------------
              Consumer Services - 0.9%
              Hotels, Resorts & Cruise Lines - 0.9%
  115,600     Indian Hotels Co., Ltd.*                       $  2,302,947
                                                             ------------
              Total Consumer Services                        $  2,302,947
                                                             ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
               Media - 2.8%
               Broadcasting & Cable Television - 1.6%
2,800,000      BEC World Public Co., Ltd.                        $    882,852
   25,131      Grupo Televisa SA (A.D.R.)                           1,995,401
  233,000      Television Broadcasts, Ltd.                          1,259,197
                                                                 ------------
                                                                 $  4,137,450
                                                                 ------------
               Publishing - 1.2%
  846,327      Hurriyet Gazetecilik ve Matbaacilik AS            $  3,241,590
                                                                 ------------
               Total Media                                       $  7,379,040
                                                                 ------------
               Retailing - 2.4%
               Apparel Retail - 0.7%
  617,500      Truworths International, Ltd.*                    $  1,906,198
                                                                 ------------
               Department Stores - 0.9%
   32,700      Hyundai Department Store Co., Ltd.                $  2,385,906
                                                                 ------------
               Home Furnishing Retail - 0.8%
  216,300      Ellerine Holdings, Ltd.*                          $  1,982,942
                                                                 ------------
               Total Retailing                                   $  6,275,046
                                                                 ------------
               Food & Drug Retailing - 2.8%
               Food Retail - 0.7%
1,016,000      President Chain Store Corp.                       $  1,862,296
                                                                 ------------
               Hypermarkets & Supercenters - 2.1%
   66,800      Brasil Distr Pao Acu (A.D.R.)*(c)                 $  2,136,932
  177,000      Massmart Holdings, Ltd.                              1,371,544
    4,900      Shinsegae Co., Ltd.                                  2,011,867
                                                                 ------------
                                                                 $  5,520,343
                                                                 ------------
               Total Food & Drug Retailing                       $  7,382,639
                                                                 ------------
               Food, Beverage & Tobacco - 3.6%
               Brewers - 0.5%
   41,650      Efes Breweries International (G.D.R.) (144A)*     $  1,332,800
                                                                 ------------
               Packaged Foods & Meats - 1.6%
   28,400      CJ Corp.                                          $  2,825,440
   62,900      Tiger Brands, Ltd.                                   1,359,790
                                                                 ------------
                                                                 $  4,185,230
                                                                 ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                                          Value
               Soft Drinks - 1.5%
   60,900      Fomento Economico Mexicano SA de CV          $  4,140,591
                                                            ------------
               Total Food, Beverage & Tobacco               $  9,658,621
                                                            ------------
               Household & Personal Products - 1.0%
               Personal Products - 1.0%
   31,520      Natura Cosmeticos SA*                        $  1,337,428
   45,900      Oriflame Cosmetics SA (A.D.R.)*                 1,207,982
                                                            ------------
                                                            $  2,545,410
                                                            ------------
               Total Household & Personal Products          $  2,545,410
                                                            ------------
               Pharmaceuticals & Biotechnology - 0.8%
               Pharmaceuticals - 0.8%
  833,700      PT Tempo Scan Pacific                        $    480,854
   39,900      Teva Pharmaceutical Industries, Ltd. (c)        1,631,112
                                                            ------------
                                                            $  2,111,966
                                                            ------------
               Total Pharmaceuticals & Biotechnology        $  2,111,966
                                                            ------------
               Banks - 13.1%
               Diversified Banks - 13.1%
   63,202      Banco Bradesco SA (c)                        $  3,880,603
  128,600      Banco do Brasil SA                              2,277,958
  447,000      Bangkok Bank, Ltd. (Foreign Shares)             1,138,155
  687,700      Bank Hapoalim, Ltd.                             2,984,605
  106,937      Bank of Baroda*                                   536,996
  971,700      Bumiputra-Commerce Holdings Bhd.                1,427,981
  774,597      FirstRand, Ltd.                                 1,900,075
   56,700      Hana Bank                                       2,341,302
  797,600      Kasikornbank                                    1,237,762
   14,131      Kookmin Bank                                      927,923
   55,900      Kookmin Bank (A.D.R.) (c)                       3,688,841
4,893,800      Krung Thai Bank Public Co., Ltd.*               1,181,016
1,334,600      Metropolitan Bank & Trust Co.                     765,267
4,315,000      PT Bank Central Asia Tbk                        1,417,420
  151,486      Standard Bank Group, Ltd.                       1,599,276
   80,300      State Bank of India                             1,566,608
  241,452      Turkiye Is Bankasi (Isbank)                     2,075,799

20  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
               Diversified Banks - continued
   61,739      Uniao de Bancos Brasileiros SA (Unibanco)
               (G.D.R.) (c)                                      $  3,817,940
                                                                 ------------
                                                                 $ 34,765,527
                                                                 ------------
               Total Banks                                       $ 34,765,527
                                                                 ------------
               Diversified Financials - 2.3%
               Investment Banking & Brokerage - 1.1%
   53,100      Samsung Securities Co., Ltd.                      $  2,800,142
                                                                 ------------
               Multi-Sector Holding - 0.6%
   96,170      Remgro, Ltd.                                      $  1,676,723
                                                                 ------------
               Diversified Financial Services - 0.6%
2,096,000      Fubon Group                                       $  1,666,139
                                                                 ------------
               Total Diversified Financials                      $  6,143,004
                                                                 ------------
               Insurance - 4.3%
               Life & Health Insurance - 2.5%
  102,300      Cathay Financial Holding Co., Ltd. (G.D.R.)
               (144A)*                                           $  1,845,492
1,776,900      China Life Insurance Co., Ltd.*                      1,398,811
  778,000      Ping An Insurance (Group) Co. of China, Ltd.*        1,317,849
1,005,480      Sanlam, Ltd.                                         2,046,266
                                                                 ------------
                                                                 $  6,608,418
                                                                 ------------
               Property & Casualty Insurance - 1.8%
  419,725      Aksigorta AS                                      $  2,767,250
   19,800      Samsung Fire & Marine Insurance                      2,062,389
                                                                 ------------
                                                                 $  4,829,639
                                                                 ------------
               Total Insurance                                   $ 11,438,057
                                                                 ------------
               Real Estate - 0.7%
               Real Estate Management & Development - 0.7%
    8,348      Cyrela Brazil Realty SA (G.D.R.) (144A)*          $    928,189
6,639,700      SM Prime Holdings                                    1,007,801
                                                                 ------------
                                                                 $  1,935,990
                                                                 ------------
               Total Real Estate                                 $  1,935,990
                                                                 ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
               Software & Services - 0.6%
               IT Consulting & Other Services - 0.6%
   25,068      Infosys Technologies, Ltd.                          $  1,465,797
                                                                   ------------
               Total Software & Services                           $  1,465,797
                                                                   ------------
               Technology Hardware & Equipment - 3.3%
               Computer Hardware - 1.3%
  646,600      ACER Sertek, Inc.                                   $  1,429,709
1,206,750      Quanta Computer, Inc.                                  1,846,845
                                                                   ------------
                                                                   $  3,276,554
                                                                   ------------
               Computer Storage & Peripherals - 0.8%
  461,000      Asustek Computer, Inc.*                             $  1,299,859
  688,800      LITE-ON IT Corp.                                         892,245
                                                                   ------------
                                                                   $  2,192,104
                                                                   ------------
               Electronic Manufacturing Services - 1.2%
  648,826      Hon Hai Precision Industry                          $  3,266,611
                                                                   ------------
               Total Technology Hardware & Equipment               $  8,735,269
                                                                   ------------
               Semiconductors - 3.3%
               Semiconductors - 3.3%
    8,970      Samsung Electronics*                                $  5,171,233
1,239,211      Taiwan Semiconductor Manufacturing Co.                 2,193,974
  156,344      Taiwan Semiconductor Manufacturing Co. (A.D.R.)        1,497,776
                                                                   ------------
                                                                   $  8,862,983
                                                                   ------------
               Total Semiconductors                                $  8,862,983
                                                                   ------------
               Telecommunication Services - 6.2%
               Integrated Telecommunication Services - 1.7%
   46,000      Brasil Telecom Participacoes SA (c)                 $  1,784,800
   43,600      Philippine Long Distance Telephone Co.*                1,394,674
  184,100      Telekomunikacja Polska SA                              1,321,529
                                                                   ------------
                                                                   $  4,501,003
                                                                   ------------
               Wireless Telecommunication Services - 4.5%
   64,100      Korea Telecom Freetel Co.                           $  1,375,596
   49,800      Mobile Telesystems (A.D.R.)                            1,766,406
  181,000      Mountain Group, Ltd.*                                  1,505,824
  165,600      Partner Communications Co., Ltd.                       1,331,476

22 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                          Value
               Wireless Telecommunication Services - continued
 1,932,700     Shinawatra Computer Co., Plc                  $  1,804,728
 2,288,000     Taiwan Mobile Co., Ltd.                          2,022,678
    44,800     Vimpel-Communications (A.D.R.)*(c)               2,030,783
                                                             ------------
                                                             $ 11,837,491
                                                             ------------
               Total Telecommunication Services              $ 16,338,494
                                                             ------------
               Utilities - 2.1%
               Electric Utilities - 0.7%
    45,400     Cemig SA (A.D.R.)                             $  1,845,056
                                                             ------------
               Gas Utilities - 1.4%
 2,994,000     Panva Gas Holdings, Ltd.*                     $  1,485,289
    19,700     Samchully Co., Ltd.                              2,210,709
                                                             ------------
                                                             $  3,695,998
                                                             ------------
               Total Utilities                               $  5,541,054
                                                             ------------
               TOTAL COMMON STOCKS
               (Cost $174,119,464)                           $253,352,565
                                                             ------------
               WARRANTS - 0.0%
               Commercial Services & Supplies - 0.0%
    11,697     Bidvest Group, Ltd., Exp. 12/8/06*            $     53,388
                                                             ------------
               TOTAL WARRANTS
               (Cost $0)                                     $     53,388
                                                             ------------
               TEMPORARY CASH INVESTMENT - 10.4%
               Security Lending Collateral - 10.4%
27,610,501     Securities Lending Investment Fund, 4.03%     $ 27,610,501
                                                             ------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $27,610,501)                            $ 27,610,501
                                                             ------------
               TOTAL INVESTMENTS IN SECURITIES - 109.6%
               (Cost $207,666,365) (a) (b)                   $290,835,203
                                                             ------------
               OTHER ASSETS AND LIABILITIES - (9.6)%         $(25,432,608)
                                                             ------------
               TOTAL NET ASSETS - 100.0%                     $265,402,595
                                                             ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2005, the value of these securities amounted to $11,712,557 or 4.4% of total net assets.

(a) Distribution of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

         South Korea                               21.3%
         Brazil                                    17.5
         South Africa                              10.0
         Taiwan                                     9.4
         Russia                                     6.3
         India                                      5.2
         People's Republic of China                 4.8
         Turkey                                     4.7
         Thailand                                   3.6
         Israel                                     3.2
         Mexico                                     2.9
         Indonesia                                  1.9
         Malaysia                                   1.3
         Philippines                                1.2
         Poland                                     1.2
         Peru                                       1.0
         Other (Individually less than 1%)          4.5
                                                   ----
                                                  100.0%
                                                  =====

(b) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $209,007,251 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $85,242,030

       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (3,414,078)
                                                                                -----------
       Net unrealized gain                                                      $81,827,952
                                                                                ============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(c)   At November 30, 2005, the following securities were out on loan:

                                                                           Market
  Shares        Description                                                Value
  93,290        Anglogold Ashanti, Ltd. (A.D.R.)                       $ 3,928,442
  60,897        Banco Bradesco SA                                        3,739,076
  27,838        Brasil Telecom Participacoes SA                          1,080,114
  43,130        Companhia Vale do Rio Doce (A.D.R.)*                     1,632,039
  66,495        Brasil Distr Pao Acu (A.D.R.)*                           2,127,175
  53,105        Kookmin Bank (A.D.R.)                                    3,504,399
  42,560        Vimpel-Communications (A.D.R.)*                          1,929,245
  36,651        Petrobras Brasileiro (A.D.R.)                            2,257,702
  71,250        Surgutneftegaz (A.D.R.)*                                 3,669,375
  37,905        Teva Pharmaceutical Industries, Ltd.                     1,549,556
  22,440        Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)       1,387,690
                                                                       -----------
                Total                                                  $26,804,813
                                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2005 aggregated $169,731,097 and $251,605,351, respectively.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $26,804,813) (cost $207,666,365)                                      $290,835,203
  Cash                                                                      1,222,372
  Foreign currencies, at value (cost $671,470)                                673,702
  Receivables -
   Investment securities sold                                               1,306,021
   Fund shares sold                                                           462,008
   Dividends, interest and foreign taxes withheld                             563,851
  Due from Pioneer Investment Management, Inc.                                  4,812
  Other                                                                           475
                                                                         ------------
     Total assets                                                        $295,068,444
                                                                         ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                               $    537,509
   Dividends                                                                  915,527
   Upon return of securities loaned                                        27,610,501
  Due to affiliates                                                           163,584
  Accrued expenses                                                            176,155
  Reserve for repatriation taxes                                              262,498
  Forward foreign currency settlement contracts, net                               75
                                                                         ------------
     Total liabilities                                                   $ 29,665,849
                                                                         ------------
NET ASSETS:
  Paid-in capital                                                        $180,883,635
  Accumulated net investment loss                                            (120,665)
  Accumulated net realized gain on investments and foreign
    currency transactions                                                   1,733,523
  Net unrealized gain on investments                                       82,906,340
  Net unrealized loss on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies               (238)
                                                                         ------------
     Total net assets                                                    $265,402,595
                                                                         ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $154,442,094/6,534,012 shares)                       $      23.64
                                                                         ============
  Class B (based on $43,084,856/1,992,484 shares)                        $      21.62
                                                                         ============
  Class C (based on $44,467,948/2,060,842 shares)                        $      21.58
                                                                         ============
  Class R (based on $134,951/5,775 shares)                               $      23.37
                                                                         ============
  Class Y (based on $23,272,746/929,240 shares)                          $      25.04
                                                                         ============
MAXIMUM OFFERING PRICE:
  Class A ($23.64 [divided by] 94.25%)                                   $      25.08
                                                                         ------------

26 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,067,312)         $7,414,263
  Interest                                                            46,736
  Income from securities loaned, net                                  40,679
                                                                  -----------
     Total investment income                                                         $ 7,501,678
                                                                                     -----------
EXPENSES:
  Management fees                                                 $2,862,408
  Transfer agent fees and expenses
   Class A                                                           873,942
   Class B                                                           200,439
   Class C                                                           151,554
   Class R                                                               564
   Class Y                                                               714
  Distribution fees
   Class A                                                           374,889
   Class B                                                           374,084
   Class C                                                           384,398
   Class R                                                               431
  Administrative reimbursements                                       50,339
  Custodian fees                                                     369,942
  Registration fees                                                   90,365
  Professional fees                                                   78,427
  Printing expense                                                    45,867
  Fees and expenses of nonaffiliated trustees                          9,635
  Miscellaneous                                                       31,400
                                                                  -----------
     Total expenses                                                                  $ 5,899,398
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                                (119,744)
     Less fees paid indirectly                                                           (17,648)
                                                                                     -----------
     Net expenses                                                                    $ 5,762,006
                                                                                     -----------
       Net investment income                                                         $ 1,739,672
                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments (net of foreign capital gains taxes of $248,285)   $65,206,744
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                  (698,140)        $64,508,604
                                                                  -----------        -----------
  Change in net unrealized gain (loss) on:
   Investments (net of decrease in reserve for capital gains
     taxes of $11,011)                                            $9,967,770
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                   (32,267)        $ 9,935,503
                                                                  -----------        -----------
     Net gain on investments and foreign currency
       transactions                                                                  $74,444,107
                                                                                     -----------
     Net increase in net assets resulting from operations                            $76,183,779
                                                                                     ===========

The accompanying notes are an integral part of these financial statements.   27

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/05 and 11/30/04, respectively

                                                            Year Ended        Year Ended
                                                             11/30/05          11/30/04
FROM OPERATIONS:
Net investment income                                    $    1,739,672    $    1,766,742
Net realized gain on investments and foreign currency
  transactions                                               64,508,604        43,488,541
Change in net unrealized gain on investments and
  foreign currency transactions                               9,935,503         9,253,202
                                                         --------------    --------------
    Net increase in net assets resulting from
     operations                                          $   76,183,779    $   54,508,485
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.04 per share, respectively)    $            -    $     (308,722)
    Class R ($0.00 and $0.15 per share, respectively)                 -              (147)
    Class Y ($0.00 and $0.16 per share, respectively)                 -          (613,683)
Net realized gain:
    Class A ($0.65 and $0.00 per share, respectively)        (4,122,852)                -
    Class B ($0.65 and $0.00 per share, respectively)        (1,251,613)                -
    Class C ($0.65 and $0.00 per share, respectively)        (1,296,642)                -
    Class R ($0.65 and $0.00 per share, respectively)            (3,619)                -
    Class Y ($0.65 and $0.00 per share, respectively)          (588,450)                -
                                                         --------------    --------------
     Total distributions to shareowners                  $   (7,263,176)   $     (922,552)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $   86,712,673    $   91,657,497
Reinvestment of distributions                                 6,378,878           321,605
Cost of shares repurchased                                 (170,568,503)     (117,299,715)
Redemption fees                                                  26,601                 -
                                                         --------------    --------------
    Net decrease in net assets resulting from fund
     share transactions                                  $  (77,450,351)   $  (25,320,613)
                                                         --------------    --------------
    Net increase (decrease) in net assets                $   (8,529,748)   $   28,265,320
NET ASSETS:
Beginning of year                                           273,932,343       245,667,023
                                                         --------------    --------------
End of year (including accumulated net investment
  (loss) of $(120,665) and $(1,237,749) respectively)    $  265,402,595    $  273,932,343
                                                         ==============    ==============

28  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '05 Shares        '05 Amount         '04 Shares        '04 Amount
CLASS A
Shares sold                        2,516,696        $ 51,303,808        3,615,669        $ 58,232,544
Reinvestment of distributions        156,331           3,721,456           17,598             268,196
Less shares repurchased           (4,334,784)        (90,364,268)      (3,864,993)        (60,813,131)
                                  ----------        ------------       ----------        ------------
    Net decrease                  (1,661,757)       $(35,314,861)        (231,726)       $ (2,312,391)
                                  ----------        ------------       ----------        ------------
CLASS B
Shares sold                          641,285        $ 12,326,816          908,252        $ 13,763,154
Reinvestment of distributions         51,211           1,108,036                -                   -
Less shares repurchased             (899,893)        (16,583,988)      (1,578,190)        (23,101,481)
                                  ----------        ------------       ----------        ------------
    Net decrease                    (207,397)       $ (3,148,287)        (669,938)       $ (9,338,327)
                                  ==========        ============       ==========        ============
CLASS C
Shares sold                          644,024        $ 12,229,266        1,115,792        $ 16,655,237
Reinvestment of distributions         51,026           1,105,896                -                   -
Less shares repurchased             (855,429)        (15,754,086)        (809,502)        (11,737,597)
                                  ----------        ------------       ----------        ------------
    Net increase (decrease)         (160,379)       $ (2,417,315)         306,290        $  4,917,640
                                  ==========        ============       ==========        ============
CLASS R
Shares sold                            2,522        $     51,865            3,802        $     60,477
Reinvestment of distributions            153               3,585                9                 139
Less shares repurchased                 (243)             (4,820)            (628)            (10,375)
                                  ----------        ------------       ----------        ------------
    Net increase                       2,432        $     50,630            3,183        $     50,241
                                  ==========        ============       ==========        ============
CLASS Y
Shares sold                          497,695        $ 10,800,918          172,410        $  2,946,085
Reinvestment of distributions         17,574             439,905            3,354              53,270
Less shares repurchased           (2,485,025)        (47,861,341)      (1,190,329)        (21,637,131)
                                  ----------        ------------       ----------        ------------
    Net decrease                  (1,969,756)       $(36,620,518)      (1,014,565)       $(18,637,776)
                                  ==========        ============       ==========        ============


The accompanying notes are an integral part of these financial statements.   29

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                           11/30/05      11/30/04     11/30/03     11/30/02     11/30/01
Net asset value, beginning of period                              $  17.88       $  14.47     $  10.11     $  9.91      $ 10.82
                                                                   -------       --------     --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.19       $   0.10     $   0.07     $ (0.01)        0.00(a)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       6.22           3.35         4.29        0.21        (0.91)
                                                                   -------       --------     --------     -------      -------
   Net increase (decrease) from investment operations             $   6.41       $   3.45     $   4.36     $  0.20      $ (0.91)
Distributions to shareowners:
 Net investment income                                            $      -       $  (0.04)    $      -     $     -      $     -
 Net realized gain                                                   (0.65)             -            -           -            -
                                                                   -------       --------     --------     -------      -------
Total distributions                                               $  (0.65)      $  (0.04)    $      -     $     -      $     -
                                                                   -------       --------     --------     -------      -------
Redemption fee                                                    $   0.00(a)    $      -     $      -     $     -      $     -
                                                                   -------       --------     --------     -------      -------
Net increase (decrease) in net asset value                        $   5.76       $   3.41     $   4.36     $  0.20      $ (0.91)
                                                                   -------       --------     --------     -------      -------
Net asset value, end of period                                    $  23.64       $  17.88     $  14.47     $ 10.11      $  9.91
                                                                   =======       ========     ========     =======      =======
Total return*                                                        35.82%         23.86%       43.13%       2.02%       (8.41)%
Ratio of net expenses to average net assets+                          2.15%          2.17%        2.65%       2.58%        2.76%
Ratio of net investment income (loss) to average net assets+          0.87%          0.61%        0.51%      (0.09)%      (0.04)%
Portfolio turnover rate                                                 69%            69%          88%        101%         177%
Net assets, end of period (in thousands)                          $154,442       $146,503     $121,974     $94,999      $82,739
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         2.23%          2.24%        2.65%       2.58%        2.76%
 Net investment income (loss)                                         0.79%          0.54%        0.51%      (0.09)%      (0.04)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.15%          2.17%        2.64%       2.57%        2.74%
 Net investment income (loss)                                         0.87%          0.61%        0.52%      (0.08)%      (0.02)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

30  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended     Year Ended
CLASS B                                                             11/30/05       11/30/04
Net asset value, beginning of period                               $  16.52        $ 13.46
                                                                   --------        -------
Increase (decrease) from investment operations:
 Net investment loss                                               $  (0.00)(a)    $ (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        5.75           3.07
                                                                   --------        -------
   Net increase (decrease) from investment operations              $   5.75        $  3.06
Distributions to Shareholders:
 Net realized gain                                                 $  (0.65)       $     -
                                                                   --------        -------
Total Distributions                                                $  (0.65)       $     -
                                                                   --------        -------
Redemption Fee                                                     $   0.00(a)     $     -
                                                                   --------        -------
Net increase (decrease) in net asset value                         $   5.10        $  3.06
                                                                   --------        -------
Net asset value, end of period                                     $  21.62        $ 16.52
                                                                   ========        =======
Total return*                                                         34.78%         22.73%
Ratio of net expenses to average net assets+                           2.94%          2.89%
Ratio of net investment income (loss) to average net assets+           0.04%         (0.10)%
Portfolio turnover rate                                                  69%            69%
Net assets, end of period (in thousands)                           $ 43,085        $36,352
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.96%          2.95%
 Net investment income (loss)                                          0.02%         (0.16)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.94%          2.89%
 Net investment income (loss)                                          0.04%         (0.10)%

                                                                Year Ended   Year Ended   Year Ended
CLASS B                                                          11/30/03     11/30/02     11/30/01
Net asset value, beginning of period                             $  9.47      $  9.34      $ 10.28
                                                                 -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                             $ (0.08)     $ (0.58)     $ (0.10)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     4.07         0.71        (0.84)
                                                                 -------      -------      -------
   Net increase (decrease) from investment operations            $  3.99      $  0.13      $ (0.94)
Distributions to Shareholders:
 Net realized gain                                               $     -      $     -      $     -
                                                                 -------      -------      -------
Total Distributions                                              $     -      $     -      $     -
                                                                 -------      -------      -------
Redemption Fee                                                   $     -      $     -      $     -
                                                                 -------      -------      -------
Net increase (decrease) in net asset value                       $  3.99      $  0.13      $ (0.94)
                                                                 -------      -------      -------
Net asset value, end of period                                   $ 13.46      $  9.47      $  9.34
                                                                 =======      =======      =======
Total return*                                                      42.13%        1.39%       (9.14)%
Ratio of net expenses to average net assets+                        3.37%        3.21%        3.59%
Ratio of net investment income (loss) to average net assets+       (0.26)%      (0.66)%      (0.87)%
Portfolio turnover rate                                               88%         101%         177%
Net assets, end of period (in thousands)                         $38,615      $29,674      $35,651
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       3.37%        3.21%        3.59%
 Net investment income (loss)                                      (0.26)%      (0.66)%      (0.87)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       3.37%        3.21%        3.58%
 Net investment income (loss)                                      (0.26)%      (0.66)%      (0.86)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.  31

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended       Year Ended
CLASS C                                                              11/30/05         11/30/04
Net asset value, beginning of period                                $  16.47         $  13.39
                                                                    --------         --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $   0.02         $   0.00(a)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                         5.74             3.08
                                                                    --------         --------
   Net increase (decrease) from investment operations               $   5.76         $   3.08
                                                                    --------         --------
Distributions to Shareowners:
 Net realized gain                                                  $  (0.65)        $      -
                                                                    --------         --------
Total Distributions                                                 $  (0.65)        $      -
                                                                    --------         --------
Redemption Fee                                                      $  (0.00)(a)     $      -
                                                                    --------         --------
Net increase (decrease) in net asset value                          $   5.11         $   3.08
                                                                    --------         --------
Net asset value, end of period                                      $  21.58         $  16.47
                                                                    ========         ========
Total return*                                                          34.94%           23.00%
Ratio of net expenses to average net assets+                            2.80%            2.78%
Ratio of net investment income (loss) to average net assets+            0.15%           (0.01)%
Portfolio turnover rate                                                   69%              69%
Net assets, end of period (in thousands)                            $ 44,468         $ 36,579
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.82%            2.86%
 Net investment income (loss)                                           0.13%           (0.08)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.80%            2.78%
 Net investment income (loss)                                           0.15%           (0.01)%

                                                                 Year Ended   Year Ended   Year Ended
CLASS C                                                           11/30/03     11/30/02     11/30/01
Net asset value, beginning of period                              $  9.42      $  9.29      $ 10.23
                                                                  -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.14)     $ (0.18)     $ (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      4.11         0.31        (0.93)
                                                                  -------      -------      -------
   Net increase (decrease) from investment operations             $  3.97      $  0.13      $ (0.94)
                                                                  -------      -------      -------
Distributions to Shareowners:
 Net realized gain                                                $     -      $     -      $     -
                                                                  -------      -------      -------
Total Distributions                                               $     -      $     -      $     -
                                                                  -------      -------      -------
Redemption Fee                                                    $     -      $     -      $     -
                                                                  -------      -------      -------
Net increase (decrease) in net asset value                        $  3.97      $  0.13      $ (0.94)
                                                                  -------      -------      -------
Net asset value, end of period                                    $ 13.39      $  9.42      $  9.29
                                                                  =======      =======      =======
Total return*                                                       42.14%        1.40%       (9.19)%
Ratio of net expenses to average net assets+                         3.32%        3.16%        3.57%
Ratio of net investment income (loss) to average net assets+        (0.18)%      (0.63)%      (0.81)%
Portfolio turnover rate                                                88%         101%         177%
Net assets, end of period (in thousands)                          $25,632      $29,239      $15,864
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        3.32%        3.16%        3.57%
 Net investment income (loss)                                       (0.18)%      (0.63)%      (0.81)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        3.32%        3.15%        3.55%
 Net investment income (loss)                                       (0.18)%      (0.62)%      (0.79)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

32   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                           4/1/03 (a)
                                                Year Ended   Year Ended        to
CLASS R                                          11/30/05     11/30/04      11/30/03
Net asset value, beginning of period             $ 17.72      $ 14.51      $  9.57
                                                 -------      -------      -------
Increase from investment operations:
  Net investment income                          $  0.12      $  0.11      $  0.02
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                     6.18         3.25         4.93
                                                 -------      -------      -------
     Net increase from investment operations     $  6.30      $  3.36      $  4.95
                                                 -------      -------      -------
Distributions to shareowners:
  Net investment income                          $     -      $ (0.15)     $ (0.01)
  Net realized gain                                (0.65)           -            -
                                                 -------      -------      -------
Total Distributions                              $ (0.65)     $ (0.15)     $ (0.01)
                                                 -------      -------      -------
Redemption fee                                   $  0.00      $     -      $     -
                                                 -------      -------      -------
Net increase in net asset value                  $  6.30      $  3.21      $  4.94
                                                 -------      -------      -------
Net asset value, end of period                   $ 23.37      $ 17.72      $ 14.51
                                                 =======      =======      =======
Total return*                                      35.53%       23.35%       51.74%
Ratio of net expenses to average net assets+        2.37%        2.61%        2.13%**
Ratio of net investment income to average net
  assets+                                           0.53%        0.13%        0.56%**
Portfolio turnover rate                               69%          69%          88%
Net assets, end of period (in thousands)         $   135      $    59      $     2
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                      2.58%        2.70%        2.13%**
  Net investment income                             0.32%        0.04%        0.56%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                      2.37%        2.61%        2.13%**
  Net investment income                             0.53%        0.13%        0.56%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.   33

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                           11/30/05    11/30/04     11/30/03     11/30/02     11/30/01
Net asset value, beginning of period                              $ 18.78     $ 15.19      $ 10.51      $ 10.20      $ 11.03
                                                                  -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.16     $  0.28      $  0.19      $  0.13      $  0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      6.75        3.47         4.50         0.18        (0.93)
                                                                  -------     -------      -------      -------      -------
   Net increase (decrease) from investment operations             $  6.91     $  3.75      $  4.69      $  0.31      $ (0.83)
Distributions to shareowners:
 Net investment income                                            $     -     $ (0.16)     $ (0.01)     $     -      $     -
 Net realized gain                                                  (0.65)          -            -            -            -
                                                                  -------     -------      -------      -------      -------
Total Distributions                                               $ (0.65)    $ (0.16)     $ (0.01)     $     -      $     -
                                                                  -------     -------      -------      -------      -------
Redemption fee                                                    $  0.00     $     -      $     -      $     -      $     -
                                                                  -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                        $  6.26     $  3.59      $  4.68      $  0.31      $ (0.83)
                                                                  -------     -------      -------      -------      -------
Net asset value, end of period                                    $ 25.04     $ 18.78      $ 15.19      $ 10.51      $ 10.20
                                                                  =======     =======      =======      =======      =======
Total return*                                                       36.77%      24.86%       44.63%        3.04%       (7.52)%
Ratio of net expenses to average net assets+                         1.40%       1.30%        1.60%        1.58%        1.80%
Ratio of net investment income to average net assets+                1.66%       1.46%        1.52%        0.93%        0.96%
Portfolio turnover rate                                                69%         69%          88%         101%         177%
Net assets, end of period (in thousands)                          $23,273     $54,440      $59,444      $41,683      $43,861
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.40%       1.37%        1.60%        1.58%        1.80%
 Net investment income                                               1.66%       1.39%        1.52%        0.93%        0.96%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.40%       1.30%        1.60%        1.58%        1.80%
 Net investment income                                               1.66%       1.46%        1.52%        0.93%        0.96%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

34  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

    NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income are recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

    directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At November 30, 2005, the Fund had no open futures contracts.

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended November 30, 2005, the Fund paid $248,285 in such taxes.

    In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of November 30, 2005, the Fund had $262,498 in reserve related to capital gains.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended November 30, 2005 and 2004 were as follows:

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   2005           2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $        -     $922,552
  Long-term capital gain        7,263,176            -
                               ----------     --------
  Total                        $7,263,176     $922,552
                               ==========     ========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005:

--------------------------------------------------------------------------------
                                         2005
--------------------------------------------------------------------------------
  Undistributed ordinary income      $ 1,042,720
  Undistributed long-term gain         2,826,551
  Dividend payable                      (915,527)
  Unrealized appreciation             81,565,216
                                     -----------
  Total                              $84,518,960
                                     ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings.

    At November 30, 2005, the Fund has reclassified $622,588 to decrease undistributed net investment income and $622,588 to increase accumulated net realized gain on investments and foreign currency transactions, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital account on a tax basis.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A.(UniCredito Italiano), earned $34,826 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2005.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.  Securities Lending

    The Fund lends securities in its Portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's Portfolio. Effective December 31, 2003, management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets. Prior to December 31, 2003, the management fees were calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class A expenses to 2.15% of the average daily net assets attributable to Class A shares. The portion of the Fund expenses attributable to classes of shares other than Class A will be reduced only to the extent such expenses are reduced for Class A shares.

Effective April 1, 2005, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 2.15%, 3.05%, 3.05% and 2.40% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2008 for Class A shares and through April 1, 2006 for Class B, Class C and Class R shares. Pioneer expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that Pioneer will extend the expense limitation beyond April 1, 2008 for Class A shares and April 1, 2006 for Class B, Class C and Class R shares. The Fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

determined termination of the agreement to be in the best interests of the Fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2005, $8,841, was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $151,280 in transfer agent fees payable to PIMSS at November 30, 2005.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $3,463 in distribution fees payable to PFD at November 30, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares help by such plans.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2005, CDSCs in the amount of $102,935 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B, Class C, Class R and Class Y shares sold within 30 days of purchase. For Class A, Class R and Class Y shares this fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended November 30, 2005, the Fund collected $26,601 in redemption fees, which are included in the Fund's capital account.

5. Directed Brokerage And Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund under which the brokers provide services to the Fund in addition to trade execution. These services may include payments of certain expenses on behalf of the Fund. However, for the year ended November 30, 2005, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended November 30, 2005, the Fund's expenses were reduced by $17,648 under such arrangements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

6. Forward Foreign Currency Contracts

At November 30, 2005, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At November 30, 2005, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $1,297,282, and $1,297,357, respectively, resulting in a net payable of $75.

7. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended November 30, 2005, there were no borrowings under such agreement.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Emerging Markets Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Emerging Markets Fund (the "Fund") as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended November 30, 2001 were audited by other auditors who have ceased operations and whose report, dated January 11, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Markets Fund at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Boston, Massachusetts
January 6, 2006

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten-year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile for the three years ended June 30, 2005, the fifth quintile for the five years ended June 30, 2005 and the first quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Fund's return, gross of expenses, exceeded the return of its benchmark index for the 12-month period ended June 30, 2005. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the fifth quintile of this peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, at current and reasonable foreseeable asset growth, break points in the management fee were not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held         Length of Service      Principal Occupation          Other Directorships Held
Name and Age              With the Fund          and Term of Office     During Past Five Years        by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the        Trustee since 1994.    Deputy Chairman and a         Chairman and Director of ICI
                          Board,                 Serves until           Director of Pioneer Global    Mutual Insurance Company;
                          Trustee and President  successor trustee      Asset Management S.p.A.       Director of Harbor Global
                                                 is elected or earlier  ("PGAM"); Non-Executive       Company, Ltd.
                                                 retirement or          Chairman and a Director of
                                                 removal                Pioneer Investment
                                                                        Management USA Inc.
                                                                        ("PIM-USA"); Chairman and a
                                                                        Director of Pioneer;
                                                                        Director of Pioneer
                                                                        Alternative Investment
                                                                        Management Limited (Dublin);
                                                                        President and a Director of
                                                                        Pioneer Alternative
                                                                        Investment Management
                                                                        (Bermuda) Limited and
                                                                        affiliated funds; President
                                                                        and Director of Pioneer
                                                                        Funds Distributor, Inc.
                                                                        ("PFD"); President of all of
                                                                        the Pioneer Funds; and Of
                                                                        Counsel (since 2000, partner
                                                                        prior to 2000), Wilmer
                                                                        Cutler Pickering Hale and
                                                                        Dorr LLP (counsel to PIM-USA
                                                                        and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**     Trustee and            Trustee since 2003.    President and Chief           None
                          Executive Vice         Serves until           Executive Officer, PIM-USA
                          President              successor trustee      since May 2003 (Director
                                                 is elected or earlier  since January 2001);
                                                 retirement or          President and Director of
                                                 removal                Pioneer since May 2003;
                                                                        Chairman and Director of
                                                                        Pioneer Investment
                                                                        Management Shareholder
                                                                        Services, Inc. ("PIMSS")
                                                                        since May 2003; Executive
                                                                        Vice President of all of the
                                                                        Pioneer Funds since June
                                                                        2003; Executive Vice
                                                                        President and Chief
                                                                        Operating Officer of
                                                                        PIM-USA, November 2000 to
                                                                        May 2003

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held      Length of Service         Principal Occupation During   Other Directorships Held
Name, Age and Address       With the Fund       and Term of Office        Past Five Years               by this Trustee
David R. Bock**(61)         Trustee             Trustee since 2005.       Senior Vice President and     Director of The Enterprise
3050 K. Street NW,                              Serves until              Chief Financial Officer,      Social Investment Company
Washington, DC 20007                            successor trustee         I-trax, Inc. (publicly        (privately-held affordable
                                                is elected or earlier     traded health care services   housing finance company);
                                                retirement or removal.    company) (2001 - present);    Director of New York
                                                                          Managing Partner, Federal     Mortgage Trust (publicly
                                                                          City Capital Advisors         traded mortgage REIT)
                                                                          (boutique merchant bank)
                                                                          (1995 - 2000; 2002 to 2004);
                                                                          Executive Vice President and
                                                                          Chief Financial Officer,
                                                                          Pedestal Inc.
                                                                          (internet-based mortgage
                                                                          trading company) (2000 -
                                                                          2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)           Trustee             Trustee since 1997.       President, Bush               Director of Brady
3509 Woodbine Street,                           Serves until              International (international  Corporation (industrial
Chevy Chase, MD 20815                           successor trustee         financial advisory firm)      identification and
                                                is elected or earlier                                   specialty coated material
                                                retirement or removal                                   products manufacturer),
                                                                                                        Millennium Chemicals, Inc.
                                                                                                        (commodity chemicals),
                                                                                                        Mortgage Guaranty Insurance
                                                                                                        Corporation, and R.J.
                                                                                                        Reynolds Tobacco Holdings,
                                                                                                        Inc. (tobacco)

-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)   Trustee             Trustee since 1994.       Founding Director, The        None
1001 Sherbrooke Street West,                    Serves until              Winthrop Group, Inc.
Montreal, Quebec, Canada                        successor trustee         (consulting firm); Professor
H3A 1G5                                         is elected or earlier     of Management, Faculty of
                                                retirement or removal     Management, McGill
                                                                          University

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held    Length of Service         Principal Occupation During   Other Directorships Held
Name, Age and Address         With the Fund     and Term of Office        Past Five Years               by this Trustee
Marguerite A. Piret (57)      Trustee           Trustee since 1994.       President and Chief           Director of New America
One Boston Place, 28th Floor,                   Serves until              Executive Officer, Newbury,   High Income Fund, Inc.
Boston, MA 02108                                successor trustee         Piret & Company, Inc.         (closed-end investment
                                                is elected or earlier     (investment banking firm)     company)
                                                retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)          Trustee           Trustee since 1994.       Senior Counsel, Sullivan      Director, The Swiss
125 Broad Street,                               Serves until              & Cromwell (law firm)         Helvetia Fund, Inc.
New York, NY 10004                              successor trustee                                       (closed-end
                                                is elected or earlier                                   investment company)
                                                retirement or removal                                   and AMVESCAP PLC
                                                                                                        (investment
                                                                                                        managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)            Trustee           Trustee since 1994.       President, John Winthrop      None
One North Adgers Wharf,                         Serves until              & Co., Inc. (private
Charleston, SC 29401                            successor trustee         investment firm)
                                                is elected or earlier
                                                retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held    Length of Service         Principal Occupation During   Other Directorships Held
Name and Age                  With the Fund     and Term of Office        Past Five Years               by this Officer
Dorothy E. Bourassa (57)      Secretary         Since September,          Secretary of PIM-USA; Senior  None
                                                2003. Serves              Vice President - Legal of
                                                at the discretion         Pioneer; and Secretary/Clerk
                                                of the Board              of most of PIM-USA's
                                                                          subsidiaries; and Secretary
                                                                          of all of the Pioneer Funds
                                                                          since September 2003
                                                                          (Assistant Secretary from
                                                                          November 2000 to September
                                                                          2003)
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)    Assistant         Since September,          Assistant Vice President and  None
                              Secretary         2003. Serves at the       Senior Counsel of Pioneer
                                                discretion of the Board   since July 2002; Vice
                                                                          President and Senior Counsel
                                                                          of BISYS Fund Services, Inc.
                                                                          (April 2001 to June 2002);
                                                                          Senior Vice President and
                                                                          Deputy General Counsel of
                                                                          Funds Distributor, Inc.
                                                                          (July 2000 to April 2001);
                                                                          and Assistant Secretary of
                                                                          all Pioneer Funds since
                                                                          September 2003

-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)          Assistant         Since September,          Partner, Wilmer Cutler        None
                              Secretary         2003. Serves at the       Pickering Hale and Dorr LLP;
                                                discretion of the Board   Assistant Secretary of all
                                                                          Pioneer Funds since
                                                                          September 2003

-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)             Treasurer         Since November,           Vice President - Fund         None
                                                2000. Serves at the       Accounting, Administration
                                                discretion of the Board   and Custody Services of
                                                                          Pioneer; and Treasurer of
                                                                          all of the Pioneer Funds

-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)          Assistant         Since November,           Deputy Treasurer of Pioneer   None
                              Treasurer         2004. Serves at the       since 2004; Treasurer and
                                                discretion of the Board   Senior Vice President, CDC
                                                                          IXIS Asset Management
                                                                          Services from 2002 to 2003;
                                                                          Assistant Treasurer and Vice
                                                                          President, MFS Investment
                                                                          Management from 1997 to
                                                                          2002; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since November
                                                                          2004
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                         Positions Held         Length of Service         Principal Occupation During   Other Directorships Held
Name and Age             With the Fund          and Term of Office        Past Five Years               by this Officer
Luis I. Presutti (40)    Assistant Treasurer    Since November,           Assistant Vice President -    None
                                                2000. Serves              Fund Accounting,
                                                at the discretion of      Administration and Custody
                                                the Board                 Services of Pioneer; and
                                                                          Assistant Treasurer of all
                                                                          of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)       Assistant Treasurer    Since May, 2002.          Fund Accounting Manager -     None
                                                Serves at the             Fund Accounting,
                                                discretion of             Administration and Custody
                                                the Board                 Services of Pioneer; and
                                                                          Assistant Treasurer of all
                                                                          of the Pioneer Funds since
                                                                          May 2002

-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim            Assistant Treasurer    Since September,          Fund Administration Manager   None
Sullivan (31)                                   2003. Serves at the       - Fund Accounting,
                                                discretion of the Board   Administration and Custody
                                                                          Services since June 2003;
                                                                          Assistant Vice President -
                                                                          Mutual Fund Operations of
                                                                          State Street Corporation
                                                                          from June 2002 to June 2003
                                                                          (formerly Deutsche Bank
                                                                          Asset Management); Pioneer
                                                                          Fund Accounting,
                                                                          Administration and Custody
                                                                          Services (Fund Accounting
                                                                          Manager from August 1999 to
                                                                          May 2002); and Assistant
                                                                          Treasurer of all Pioneer
                                                                          Funds since September 2003

-----------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)     Chief Compliance       Since October, 2004.      Chief Compliance Officer of   None
                         Officer                Serves at the             Pioneer (Director of
                                                discretion of             Compliance and Senior
                                                the Board                 Counsel from November 2000
                                                                          to September 2004); and
                                                                          Chief Compliance Officer of
                                                                          all of the Pioneer Funds
                                                                          since 2004
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


56
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                                                                              57
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58
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                                                                              59
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THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity

    Pioneer AmPac Growth Fund(1)
    Pioneer Balanced Fund
    Pioneer Classic Balanced Fund
    Pioneer Cullen Value Fund
    Pioneer Equity Income Fund
    Pioneer Equity Opportunity Fund
    Pioneer Focused Equity Fund
    Pioneer Fund
    Pioneer Fundamental Growth Fund
    Pioneer Growth Leaders Fund(2)
    Pioneer Growth Opportunities Fund
    Pioneer Growth Shares
    Pioneer Mid Cap Growth Fund
    Pioneer Mid Cap Value Fund
    Pioneer Oak Ridge Large Cap
        Growth Fund
    Pioneer Oak Ridge Small Cap
        Growth Fund**
    Pioneer Small and Mid Cap
        Growth Fund(3)
    Pioneer Real Estate Shares
    Pioneer Research Fund
    Pioneer Small Cap Value Fund
    Pioneer Value Fund

Asset Allocation

    Pioneer Ibbotson Conservative
        Allocation Fund
    Pioneer Ibbotson Moderate
        Allocation Fund
    Pioneer Ibbotson Growth
        Allocation Fund
    Pioneer Ibbotson Aggressive
        Allocation Fund

International/Global Equity

    Pioneer Emerging Markets Fund
    Pioneer Europe Select Equity Fund
    Pioneer International Core Equity Fund
    Pioneer International Equity Fund
    Pioneer International Value Fund

Fixed Income

    Pioneer America Income Trust
    Pioneer Bond Fund
    Pioneer California Tax Free Income Fund
    Pioneer Florida Tax Free Income Fund
    Pioneer Global High Yield Fund
    Pioneer Government Income Fund
    Pioneer High Yield Fund
    Pioneer Municipal Bond Fund
    Pioneer Short Term Income Fund
    Pioneer Strategic Income Fund
    Pioneer Tax Free Income Fund

Money Market

    Pioneer Cash Reserves Fund*
    Pioneer Tax Free Money Market Fund
    Pioneer Treasury Reserves Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Stock Fund
(3) Formerly Pioneer Papp Small and Mid Cap Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filings of its Form N-1A, totaled approximately $38,295 in 2005 and approximately $33,300 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended November 30, 2005 and 2004.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, including tax returns and tax advisory services, totaled approximately $6,800 in 2005 and approximately $17,950 in 2004.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other fees
There were no other services provided to the Fund during the fiscal years ended November 30, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005 and $17,950 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.